Employee Leave Liabilities (Tables)	12 Months Ended
Jun. 30, 2022
Employee Leave Liabilities Abstract
Schedule of employee leave liabilities
	2022	2021
	A$	A$
Current
Annual leave liability	383,236	438,991

	2022	2021
	A$	A$
Non-current
Long service leave liability	62,861	-